INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,616	$ 2,182
Work-in-progress	21	658
Finished products	10,583	11,190
Inventory, Total	$ 13,220	$ 14,030